Fair Value (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Changes in fair value included in income arising from:
Transfers in or out the levels	$ 0
Recurring basis
Roll forward of assets measured using Level 3 inputs on a recurring basis
Balance at the beginning of the period	43,738	33,603	31,944
Repurchases of mortgage loans subject to representations and warranties	5,529
Repayments	(1,364)
Interest rate lock commitments issued, net	101,179	167,066	18,436
MSRs resulting from purchases	195,871		1,352
MSRs resulting from loan sales	14,636	774	1,696
Sales	(550)
Changes in fair value included in income arising from:
Other factors	(20,756)	(6,674)	(9,307)
Total changes in fair value included in income	(20,756)	(6,674)	(9,307)
Transfers of interest rate lock commitments to mortgage loans held for sale	(102,676)	(151,031)	(10,518)
Balance at the end of the period	235,607	43,738	33,603
Roll forward of liabilities measured using Level 3 inputs on a recurring basis
Balance at the beginning of the period			13,289
Changes in fair value included in income arising from:
Sales			57,908
Assumption of agreements pursuant purchase from affiliate of mortgage loans subject to agreements to repurchase			62,989
Repurchases			(134,186)
Recurring basis | Excess servicing spread financing
Roll forward of liabilities measured using Level 3 inputs on a recurring basis
Proceeds received from financing of excess servicing spread	139,028
Accrual of interest on excess servicing spread financing	1,348
Changes in fair value included in income arising from:
Other factors	2,423
Repayments	(4,076)
Total changes in fair value included in income	2,423
Balance at the end of the period	138,723
Changes in fair value recognized during the period relating to liability still held at the end of the period	2,423
Recurring basis | Mortgage loans held for sale
Roll forward of assets measured using Level 3 inputs on a recurring basis
Repurchases of mortgage loans subject to representations and warranties	5,529
Repayments	(1,364)
Changes in fair value included in income arising from:
Other factors	(232)
Total changes in fair value included in income	(232)
Balance at the end of the period	3,933
Changes in fair value recognized during the period relating to assets still held at the end of the period	(390)
Recurring basis | Net interest rate lock commitments
Roll forward of assets measured using Level 3 inputs on a recurring basis
Balance at the beginning of the period	23,940	7,905	(13)
Interest rate lock commitments issued, net	101,179	167,066	18,436
Changes in fair value included in income arising from:
Other factors	(15,682)
Total changes in fair value included in income	(15,682)
Transfers of interest rate lock commitments to mortgage loans held for sale	(102,676)	(151,031)	(10,518)
Balance at the end of the period	6,761	23,940	7,905
Changes in fair value recognized during the period relating to assets still held at the end of the period	6,761	23,940	7,905
Recurring basis | Mortgage servicing rights
Roll forward of assets measured using Level 3 inputs on a recurring basis
Balance at the beginning of the period	19,798	25,698	31,957
MSRs resulting from purchases	195,871		1,352
MSRs resulting from loan sales	14,636	774	1,696
Sales	(550)
Changes in fair value included in income arising from:
Other factors	(4,842)	(6,674)	(9,307)
Total changes in fair value included in income	(4,842)	(6,674)	(9,307)
Balance at the end of the period	224,913	19,798	25,698
Changes in fair value recognized during the period relating to assets still held at the end of the period	$ (4,842)	$ (6,674)	$ (9,307)